Earnings Per Share and Members' Unit - Schedule of Computation of Basic and Diluted Net Income Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
Net income (loss) (in Dollars)	$ (3,606,004)	$ (1,089,759)	$ (6,926,260)	$ (1,948,791)	$ (13,782,384)	$ 10,145
Net income to shareholders, Diluted (in Dollars)					$ (13,782,384)	$ 10,145
Basic weighted average common shares outstanding	16,904,066	6,425,375	15,390,821	6,425,375	12,985,830	6,080,372
Basic and diluted weighted average common shares outstanding	16,904,066	6,425,375	15,390,821	6,425,375	12,985,830	6,080,372
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.21)	$ (0.17)	$ (0.45)	$ (0.3)	$ (1.06)	$ 0
Diluted net income per share (in Dollars per share)	$ (0.21)	$ (0.17)	$ (0.45)	$ (0.3)	$ (1.06)	$ 0